Basis of preparation of consolidated financial statements (Policies)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
New and amended standards

a) New and amended standards

Certain new accounting standards, amendments and interpretations have been published recently, however, have not materially impacted these financial statements. The Company did not early adopt any standards and does not expect that other standards already issued and not yet mandatory will have a material impact in future reporting periods.

Principles of consolidation

b) Principles of consolidation

The Company's financial statements reflect the assets, liabilities and transactions of the Parent Company and its direct and indirect subsidiaries (“subsidiaries”). Intercompany balances and transactions, which include unrealized profits, are eliminated. A list of the most relevant companies, including associates and joint ventures, and the financial policies applied in preparing the consolidated financial projections are described in note 30.

Functional currency and presentation currency

c) Functional currency and presentation currency

The  financial statements of the Company and its associates and joint ventures are measured using the currency of the primary economic environment in which each entity operates (“functional currency”), in the case of the Parent Company it is the Brazilian real (“R$”). For presentation purposes, these  financial statements are presented in the United States dollars (“US$”) as the Company believes that this is how international investors analyze the financial statements.

The income statement and cash flows statements of the Parent Company and its investees which have a functional currency other than US$ are translated into US$ at the average monthly exchange rate, the assets and liabilities are translated at the final rate and the other equity items are translated at the historical rate. All monetary exchange differences are recognized in comprehensive income as “Translation adjustments”.

When a foreign operation is totally or partially disposed, the monetary exchange differences that were recorded in the equity are recognized in the income statement for the year, see accounting policy in note 30 of these financial statements.

The main exchange rates used by the Company to translate its foreign operations are as follows:

	Closing rate			Average rate
Year ended December 31,	2025	2024	2023	2025	2024	2023
US Dollar ("US$")	5.5024	6.1923	4.8413	5.5855	5.3920	4.9954
Canadian dollar ("CAD")	4.0187	4.3047	3.6522	3.9981	3.9342	3.7026
Euro ("EUR")	6.4692	6.4363	5.3516	6.3095	5.8340	5.4023

Critical accounting estimates and judgments

d) Critical accounting estimates and judgments

The preparation of financial statements requires the use of critical accounting estimates and Management also needs to exercise judgement in applying the Company’s accounting policies.

The Company makes estimates about the future based on assumptions. Accounting estimates and judgments are continually evaluated and are based on management's experience and knowledge, information available at the date of the financial statements and other factors, including expectations of future events that are considered reasonable under the circumstances. Accounting estimates, by definition, will seldom equal the actual results.

The areas involving significant estimates or judgements or complexity, and of items which are more likely to be materially adjusted due to estimates and assumptions are presented in the following notes:

Note	Significant estimates and judgments
5	Deferred income taxes and uncertain tax positions
12	Impairment of non-current assets
13	Mineral reserves and mines useful life
14	Provision for de-characterization of dam structures and asset retirement obligations
16	Liabilities related to the concession grant
19	Fair values estimate
25	Liabilities related to Brumadinho
26	Liabilities related to associates and joint ventures
27	Litigation
30	Consolidation
32	Employee post-retirement obligation

Material accounting policies

e) Material accounting policies

The material accounting policies applied in the preparation of these financial statements have been included in the respective notes and are consistent in all years presented.